Operating lease liabilities (Maturity Analysis of the Annual Undiscounted Cash Flows) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating lease liabilities
2021	¥ 193,228
2022	169,680
2023	100,769
2024	76,768
2025	57,082
Thereafter	2,719
Total lease commitment	600,246
Less: Imputed interest	(64,690)
Total operating lease liabilities	535,556
Less: current operating lease liabilities	(165,122)	$ (25,306)	¥ (137,855)
Long-term operating lease liabilities	¥ 370,434	$ 56,772	¥ 309,989